Condensed Consolidated Statements Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	11 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2011 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor		Dec. 31, 2009 Predecessor
Net Income	$ 10.2	$ 86.3	$ 241.5	$ 631.3	$ 5.8		$ (38.5)
Foreign currency translation adjustments	1.3	6.7	(6.1)	0.9	(10.0)		36.8
Reclassification of realized (gain) loss on cash flow hedges to net income (loss), net of taxes of nil, nil, nil and $0.3							0.4
Retirement and postretirement plans:
Actuarial loss, net of taxes of 1.9 million, nil, nil and nil			(50.9)		(18.7)		(11.3)
Amortization of actuarial gain, net of taxes of nil for all periods				0.5	3.1		4.3
Prior service credit, net of taxes of nil, nil, nil and nil					(12.1)
Amortization of prior service cost, net of taxes of nil for all periods				(1.1)	(14.0)		(3.9)
Termination of nonqualified benefits restoration plan, net of taxes of nil, nil, nil and nil (1)					(4.4)	[1]
Deconsolidation of Germany pension plan, net of taxes of nil, nil, nil and nil (2)							(0.3)	[2]
Other comprehensive income	1.3	6.7	(57.0)	0.3	(23.1)		26.0
Total comprehensive income	$ 11.5	$ 93.0	$ 184.5	$ 631.6	$ (17.3)		$ (12.5)

[1]	The nonqualified benefits restoration plan was terminated as part of the Plan.
[2]	The Company's German operations were declared insolvent on March 13, 2009, as discussed in Note 20.